Earnings per Share - Share Effects of Share-based Compensation Awards Excluded from Computations of Diluted EPS (Detail) (Share-Based Compensation Awards)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-Based Compensation Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation awards	6,196,000	5,817,000	4,263,000